Average Annual Total Returns - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Industrials Fund	Sep. 29, 2023
Fidelity Advisor Industrials Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(15.76%)
Past 5 years	3.33%
Past 10 years	8.91%
Fidelity Advisor Industrials Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.44%)
Past 5 years	1.24%
Past 10 years	7.04%
Fidelity Advisor Industrials Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.86%)
Past 5 years	2.36%
Past 10 years	6.93%
Fidelity Advisor Industrials Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(12.15%)
Past 5 years	3.77%
Past 10 years	8.89%
Fidelity Advisor Industrials Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(13.97%)
Past 5 years	3.54%
Past 10 years	8.88%
Fidelity Advisor Industrials Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(10.39%)
Past 5 years	4.84%
Past 10 years	9.85%
Fidelity Advisor Industrials Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(10.27%)
Since Inception	4.32%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1511
Average Annual Return:
Past 1 year	(8.42%)
Past 5 years	6.91%
Past 10 years	11.78%

[1]	AFrom October 2, 2018.